IMPACTS ON APPLICATION OF NEW STANDARDS	12 Months Ended
Dec. 31, 2018
Disclosure of expected impact of initial application of new standards or interpretations [abstract]
Disclosure of expected impact of initial application of new standards or interpretations [text block]
NOTE 32. IMPACTS ON APPLICATION OF NEW STANDARDS

a)	Accounting Pronouncements Applicable in 2018

IFRS
9
financial instruments:
 The Bank adopted IFRS
9
as issued in
July 2014
from and as of from
January 1, 2018
. As permitted by the transitional provisions of IFRS
9
, the Bank elected not to restate comparative figures. Any adjustments to the carrying amounts of financial assets and liabilities at the date of transition were recognized in the retained earnings.

The changes in the significant accounting policies related to financial instruments and the adjustments to the items presented previously in the financial statements are described below.

·
Classification of financial assets:
Pursuant to IFRS 9, the business model used to manage investments provides information that is useful in assessing the amounts, timing and uncertainty of the entity’s future cash flows. On the date of initial application of IFRS 9, the Bank evaluated the business model through which each group of investments in debt instruments is managed by the Bank, identifying whether the objective of the business model used to manage the portfolio is to hold assets (i) to collect contractual cash flows or (ii) to collect contractual cash flows and sell the instruments. The investments were reclassified, respectively, from the category previously used to either “amortized cost” or “at fair value through other comprehensive income” (FVOCI) if the instruments give rise, on specific dates, to cash flows that are solely payments of principal and interest of the outstanding principal. Investments that were not classified at amortized cost or FVOCI were subsequently reclassified as measured “at fair value recognized through profit and loss” (FVTPL).

·
Business model assessment:
The Bank makes an assessment of the objective of a business model in which an asset is held at a portfolio level because this best reflects the way the business is managed and information is provided to management. The information considered includes:

-	The policies and objectives for the portfolio and the operation of those policies in practice. In particular, whether management’s strategy focuses on earning contractual interest revenue, maintaining a particular interest rate profile, matching the duration of the financial assets to the duration of the liabilities that are funding those assets or realizing cash flows through the sale of the assets.
-	How the performance of the portfolio is evaluated and reported to the Bank’s management.
-	The risks that affect the performance of the business model and how those risks are managed.
-	How managers of the portfolio are compensated, specifically, whether the compensation is based on the fair value of assets managed or the contractual cash flows collected.
-	The frequency, volume and timing of sales in prior periods, the reasons for such sales and its expectations about future sales activity. However, information about sales activity is not considered in isolation, but as part of an overall assessment of how the Bank’s objective for managing the financial assets is achieved and how cash flows are realized.

·
Determination of contractual cash flows as “solely payments of principal and interest” (SPPI) on the principal amounting outstanding:
For purposes of this assessment, ‘principal’ is defined as the fair value of the financial asset at the time of the initial recognition. ‘Interest’ is defined as consideration for the time value of the money and for the credit risk associated with the principal amount outstanding during a particular period of time and for other basic lending risks and costs, as well as profit margin.

In assessing whether the contractual cash flows are solely payments of principal and interest, the Bank considers the contractual terms of the instrument. This includes assessing whether the financial asset contains a contractual term that could change the timing or amount of contractual cash flows such that it would not meet this condition. In making the SPPI assessment, the Bank considers:

-	Contingent events that would change the amount and timing of cash flows
-	Leverage features
-	Prepayment and extension terms
-	Terms that limit the Bank’s claims to cash flows from specified assets
-	Features that modify consideration of the time value of money

As a result of the SPPI assessment, the Bank has determined that the contractual cash flows of loan portfolio and debt instruments, except for TIPS (mortgage securities) class ‘C’ and ‘MZ’, are solely payments of principal and interest of the principal amount outstanding.

The Bank’s policies related to the classification of financial instruments are expressed in Note 2.D.7.4 to the Consolidated Financial Statements.

Prior to the date of application of IFRS 9, 2014, portfolios that were managed on the basis of fair value according to a documented strategy, internal reports or evaluations of the performance of such instruments based on their fair value were not designated by the Bank as financial instruments as measured at fair value through profit or loss. On the transition date, such portfolios remained not designated as such.

In the previous adoption of IFRS 9, 2013, the Bank made an irrevocably election to present subsequent changes in equity instruments that were not held for trading in other comprehensive income. Such designations remain unchanged.

The measurement categories and carrying amount for financial instruments as of December 31, 2018, under IFRS 9 (2013) and the new categories in IFRS 9 (2014) are shown below:

	Note	Original classification under IFRS 9 (2013)	New Classification under IFRS 9 (2014)	Original carrying amount under IFRS 9 (2013)	New carrying amount under IFRRS 9 (2014)	Impact to equity
Financial assets
Cash and cash equivalents	4	Amortized cost	Amortized cost	18,165,644	18,165,644	-
Debt securities (a)	5.1	FVTPL	FVOCI	2,105,230	2,106,468	1,238
Debt securities	5.1	FVTPL	FVTPL	8,596,625	8,596,947	322
Debt securities (b)	5.1	Amortized cost	FVOCI	850,535	884,884	34,349
Debt securities (c)	5.1	Amortized cost	FVTPL	176,229	180,976	4,747
Debt securities	5.1	Amortized cost	Amortized cost	3,130,804	3,121,981	(8,823)
Equity securities	5.2	FVTPL	FVTPL	988,455	988,455	-
Equity securities	5.2	FVOCI	FVOCI	529,375	529,375	-
Derivatives	5.3	FVTPL	FVTPL	1,134,372	1,134,372	-
Loans and financial leases	6	Amortized cost	Amortized cost	152,244,991	151,209,930	(1,035,061)
Total financial Assets				187,922,260	186,919,032	(1,003,228)

	Note	Original classification under IFRS 9 (2013)	New Classification under IFRS 9 (2014)	Original carrying amount under IFRS 9 (2013)	New carrying amount under IFRRS 9 (2014)	Impact to equity
financial liabilities
Customer deposits	14	Amortized cost	Amortized cost	131,959,215	131,959,215	-
Interbank	15	Amortized cost	Amortized cost	1,084,591	1,084,591	-
Repos	15	Amortized cost	Amortized cost	3,236,128	3,236,128	-
Derivatives	5.2	FVTPL	FVTPL	945,853	945,853	-
Financial liabilities	16	Amortized cost	Amortized cost	13,822,152	13,822,152	-
Issued debt securities	17	Amortized cost	Amortized cost	19,648,714	19,704,624	(55,910)
Other liabilities	20	N/A	N/A	151,789	139,999	11,790
Total financial liabilities				170,848,442	170,892,562	(44,120)

The application of revised accounting policies responsive to IFRS 9 resulted in the following adjustments:

(a)
LETES (El Salvador Public Treasury Bills) issued by the Government of El Salvador which amounted to COP 129,962, bonds issued by the Government of Guatemala to COP 206,031, bonds issued by The Republic of Panama to COP 923,787 and treasury bonds of the United States of America to COP (
475,428
), among others, were reclassified from
fair value through profit or loss (FVTPL) to fair value through other comprehensive income (FVOCI). These investments are now held within a business model whose objective is achieved by both collecting contractual cash flows and selling them in the market.

(b)
Bonds issued by the Government of Guatemala which amounted to COP 558,516 and term deposit certificates in foreign currency to COP
292,019
have been reclassified from the category Amortized
cost to, FVOCI. The business model on which such instruments are now held achieves its objective not only collecting the contractual cash flows, but both collecting contractual cash flows and selling them in the market.

(c)
Bonds issued by the Guatemalan Government which amounted to COP 166,608 and corporate bonds of other Guatemalan issuers to COP
9,621
have been reclassified from
amortized cost to FVTPL. Those instruments are now managed for selling them in the market, instead of obtaining the contractual cash flows.

The reconciliation of the carrying amount and measurement categories between IFRS 9 (2013) and IFRS 9 (2014) as of January 1, 2017 for debt instruments is described below:

	Closing balance as of December 31, 2017 under IFRS 9 (2013)	Reclassification	Remeasurement (1)	Opening balance as of January 1, 2018 under IFRS 9 (2014)
Debt instruments at fair value Through profit or loss
Initial balance	10,701,855	-	322	10,702,177
Reclassification to fair value through other comprehensive income (OCI)		(2,105,230)	-	(2,105,230)
Reclassification from Amortized cost		176,229	4,747	180,976
Final balance	10,701,855	(1,929,001)	5,069	8,777,923
Debt instruments measured at amortized cost
Initial balance	4,157,568	-	(8,823)	4,148,745
Reclassification to fair through profit or loss		(176,229)	-	(176,229)
Reclassification to fair value through other comprehensive income (OCI)		(850,535)	-	(850,535)
Final balance	4,157,568	(1,026,764)	(8,823)	3,121,981
Debt instruments measured at fair value through other comprehensive income
Initial balance	-	-	-	-
Reclassification from fair value through profit or loss		2,105,230	1,238	2,106,468
Reclassification from amortized cost		850,535	34,349	884,884
Final balance	-	2,955,765	35,587	2,991,352
Total changes in balances, reclassifications and re-measurements of financial assets	14,859,423	-	31,833	14,891,256

(1)	The effects presented contain changes due to the measurement of investment from Amortized cost to fair value and new loss allowance for credit risk of those instruments classified as amortized cost

Impairment:
The impact of the allowance for credit losses at the end of 2017, under the incurred loss model of IAS 39 and the new allowance under the expected credit losses model determined in accordance with IFRS 9 to January 1, 2018, is presented below:

	December 31, 2017 under IAS 39	Remeasurement	January 1, 2018 under IFRS 9
Financial Instruments
Impairment of loan portfolio at amortized cost and financial leasing operations	8,223,103	1,035,061	9,258,164
Impairment of debt instruments at amortized cost	1,201	8,823	10,024
Impairment of debt instruments at fair value through other comprehensive income	-	5,705	5,705
Other liabilities (loan commitments and guarantees)	151,789	(11,790)	139,999
Total allowance for credit losses	8,376,093	1,037,799	9,413,892

Retained earnings:
The following table analyses the impact of transition to IFRS 9 on Retained earnings:

Impact of adopting IFRS 9 (2014)
In millions of COP
Retained earnings
Closing balance as of 31 December 2017 under IFRS 9 (2013)	3,568,182
Recognition of expected credit losses under IFRS 9 (2014) for debt instruments at FVOCI	(4,837)
Recognition of expected credit losses under IFRS 9 (2014) for debt instruments at Amortized cost	(8,736)
Reclassification of investments in Debt instruments	24,126
Recognition of expected credit losses under IFRS 9 (2014) for loans and financial leases	(948,785)
Recognition of expected credit losses under IFRS 9 (2014) for Financial guarantees and loan commitments	16,990
Recognition of Debt modifications that do not result in derecognition	(55,910)
Diferred tax	245,512
Total impact to retained earnings	(731,640)
Opening balance as of (01 January 2018) under IFRS 9 (2014)	2,836,542
Non-controling interest	(18,141)
Effect of adoption of IFRS 9 (2014) in retained earnings	(749,781)

·
Modification of financial instruments that do not result in derecognition:
 As part of the Amendment to IFRS 9: Prepayment Features with Negative Compensation, IASB issued a clarification to the accounting for the modification of financial liabilities that do not result in derecognition. Pursuant to the clarification, IFRS 9 requirements for adjusting the amortized cost of a liability in that situation is consistent with those applied to the modification of a financial asset that does not result in derecognition. As a result, the bank adjusted the amortized cost of the outstanding bonds that were subject to the intermediated exchange of debt during 2018 at the present value of the estimated contractual cash flows, discounting at the original effective interest rate of the bonds. The resulting increase in liability of COP
55,910
was recognized as of January 1, 2018 as part of the transition to IFRS 9.

For further information please see note 2.D.7.4 to the Consolidated Financial Statements.

IFRS 15, Revenue from Contracts with Customers:
On January 1, 2018, the Bank adopted IFRS 15 Revenue from contracts with customers. The transition method used by the Bank in the implementation of IFRS 15 was the modified retrospective approach, due to it opting to retroactively apply this Standard only to current contracts which were not completed by the initial application date, adopting the standard as of January 1, 2018.

In the process of implementing IFRS 15 in the Bank, the contracts agreed with customers were reviewed, in order to establish the impacts on the separation of the components included in them. For this purpose, the following activities were carried out:

•       Evaluation of promised services in contracts, identifying performance obligations.
•       Evaluation of the performance obligations of each contract and whether there are impacts for compliance with the new standard.
•       Analysis of concessions, incentives, bonuses, price adjustments clauses, penalties, discounts and refunds or similar elements contained in the agreements made.
•       Identification of possible variable compensations included in the contracts and determination as to whether the recognition of the same is being carried out appropriately.
•       Analysis of loyalty programs with customers and packages (product grouping) and whether they have impacts for compliance with the new standard.
•       Identification and determination of internal post-implementation controls to ensure compliance with accounting and disclosure requirements based on new products and services that are developed within the Bank to meet the financial needs of its customers.

In carrying out the above activities and in evaluating the criteria of the standard, it was identified that there are no changes to the recognition of revenues for the Bank given that the accounting procedures are in accordance with IFRS 15. However, the adoption of the new standard generated an impact at the disaggregation level in the figures disclosed in the Note 24.3 for the years 2016 and 2017 in the Bank’s annual report in 2017, because of the definition of the services offered by the Bank.

b)	Recently Issued Accounting Pronouncement Applicable in 2019

IFRS 16 Leases:
On January 1, 2019, the Bank will adopt IFRS 16 Leasing issued on January 2016.

Transition Model:
At the end of the 2018 period, the Bank has some agreements that do not have the legal form of a lease, so it determined that the agreement contains a lease under IFRS- IC 4. At the time of transition to IFRS 16, the Bank could choose whether:

a.	To apply the definition of lease of IFRS 16 to all its contracts; or

b.	To apply the practical solution and do not reevaluate whether a contract is, or contains, a lease.

The Bank plans not to accept the practical solution proposed by the standard, therefore, it will evaluate all contracts to identify implicit leases.

Lessee:
The Bank plans to apply the exemptions provided by the Standard in paragraph 5 for short-term and low-value leases, so these contracts will be recognized as an expense on a straight-line basis over the lease term.

The Bank is evaluating the impact of IFRS 16 in its financial statements, identifying that the most significant effect at the end of the 2018 period is the recognition of assets and liabilities of its operating lease agreements, especially properties used in the operation of offices. In addition, the nature of the expenses corresponding to operating lease contracts as lessee will change with IFRS 16, from lease expenses to charges for depreciation of rights to use the asset and financial expenses in lease liabilities. The transition model chosen by The Bank is the modified retrospective, where the right-of-use assets will be measured as if IFRS 16 had always been applied, using the incremental rate of indebtedness known at the transition date.

The preliminary impact of the adoption of this new standard could generate the recognition of assets for right of use between COP 1,980,830 and 2,174,830 and lease liabilities between COP 2,393,442 and 2,587,442, which according to the defined option of valuation of the right-of-use could generate a decrease in retained earnings as of January 1, 2019 between COP 309,815 and 503,815. On the other hand, a net impact on the deferred tax of approximately COP 120,000 is estimated. Once the analyzes are finalized, the final figures of the impacts on the adoption of this new standard will be defined and recognized. There will be no early adoption of this standard

As of January 1, 2019, the recognition of some lease agreements will influence the deferred tax, both in the initial recognition of the right-of-use asset and the lease liability; it will also have an implication in subsequent periods, because the tax regulation for the management of the lease differs from this accounting recognition.

The Bank plans to use the following practical solutions when applying IFRS 16 using the modified adoption method for leases previously classified as operating leases using IAS 17:

a)
Do not carry out an assessment of the impairment of the value of the assets for the right-to-use lease contracts, because prior to the transition to IFRS 16, said contracts were evaluated and none was determined to be onerous;

b)	For contracts whose maturity is within 12 months following the date of initial application, they will be recognized as short-term leases.
c)	The initial direct costs of measuring the asset by right to use will be excluded on the date of initial application; and
d)	The Bank will use hindsight, such as in determining the lease term if the contract contains options to extend or terminate the leases